Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Financial Assets and Liabilities Subject to Recurring Fair Value

The Company’s financial assets and liabilities subject to recurring fair value measurements and the required disclosures are as follows:

	Fair Value as of September 29, 2013	Fair Value Measurements Using Fair Value Hierarchy			Fair Value as of December 30, 2012	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Interest rate derivatives	$25,065	$—	$25,065	$—	$—	$—	$—	$—
Foreign currency derivatives	573	—	573	—	638	—	638	—
Commodity derivatives	133	—	133	—	525	—	525	—

Total assets at fair value	$25,771	$—	$25,771	$—	$1,163	$—	$1,163	$—

Liabilities
Interest rate derivatives	$1,342	$—	$1,342	$—	$3,807	$—	$3,807	$—
Commodity derivatives	—	—	—	—	682	—	682	—

Total liabilities at fair value	$1,342	$—	$1,342	$—	$4,489	$—	$4,489	$—

The Company’s financial assets and liabilities subject to recurring fair value measurements and the required disclosures are as follows:

	Fair Value as of December 30, 2012	Fair Value Measurements Using Fair Value Hierarchy			Fair Value as of December 25, 2011	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Interest rate derivatives	$—	$—	$—	$—	$1,335	$—	$1,335	$—
Foreign currency derivatives	638	—	638	—	931	—	931	—
Commodity derivatives	525	—	525	—	142	—	142	—

Total assets at fair value	$1,163	$—	$1,163	$—	$2,408	$—	$2,408	$—

Liabilities
Interest rate derivatives	$3,807	$—	$3,807	$—	$7,836	$—	$7,836	$—
Commodity derivatives	682	—	682	—	1,615	—	1,615	—

Total liabilities at fair value	$4,489	$—	$4,489	$—	$9,451	$—	$9,451	$—